Schedule of Net Income (Loss) Per Share (Details) $ / shares in Units, $ / shares in Units, $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2023 HKD ($) $ / shares shares	Dec. 31, 2022 HKD ($) $ / shares shares
Net income (loss) per share attributable to ordinary shareholders
Net income (loss) for the year attributable to the Company' s ordinary shareholders	$ (188)	$ (1,462)	$ 8,653
Weighted average number of basic ordinary shares outstanding	10,084,932	10,084,932	10,000,000
Weighted average number of diluted ordinary shares outstanding	10,084,932	10,084,932	10,000,000
Basic net income (loss) per share (cents) | (per share)	$ (1.86)	$ (14.50)	$ 86.53
Diluted net income (loss) per share (cents) | (per share)	$ (1.86)	$ (14.50)	$ 86.53